Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Depreciation	$ 100	$ 19	$ 233	$ 39	$ 138	$ 52